Financial Instruments (Details) - USD ($)	May 31, 2022	Nov. 30, 2021	Aug. 26, 2019
Financial Liabilities
Convertible debentures, carrying amount	$ 1,800,000	$ 1,751,483	$ 8,769
Convertible debentures, fair value	1,766,498	1,783,882
Promissory notes payable, carrying amount	167,693	165,878
Promissory notes payable, fair value	$ 167,693	$ 165,878